Note Payable (Details Textual) - USD ($)		1 Months Ended				9 Months Ended
	Mar. 17, 2017	Jul. 21, 2017	Feb. 28, 2017	Oct. 25, 2016	Oct. 24, 2016	Sep. 30, 2017	Aug. 18, 2017	Dec. 31, 2016
Note Payable [Textual]
Promissory note						$ 60,000
Debt discount								$ 9,421
Loan Agreement [Member]
Note Payable [Textual]
Promissory note		$ 100,000		$ 25,000	$ 15,000		$ 50,000
Maturity date				Apr. 25, 2017	Apr. 24, 2017
Interest rate		10.00%		9.00%	9.00%		15.00%
Warrants, Quantity		100,000		50,000	30,000
Warrant exercisable price per share		$ 0.20		$ 0.30	$ 0.30
Warrant term		5 years		5 years	5 years
August 2017 Convertible Note Offering [Member]
Note Payable [Textual]
Promissory note						$ 500,000
Interest rate			15.00%			0.20%
Warrant exercisable price per share						$ 0.20
Aggregate gross proceeds of common stock			$ 400,000
February 2017 Offering Note [Member]
Note Payable [Textual]
Maturity date			Sep. 01, 2017
Interest rate			15.00%
Warrant exercisable price per share			$ 0.20
Aggregate principal amount			$ 575,511
Private Placement Offering [Member]
Note Payable [Textual]
Promissory note	$ 975,511
Maturity date	Sep. 01, 2017
Subscription Arrangement [Member]
Note Payable [Textual]
Interest rate	6.00%
Aggregate principal amount	$ 975,511
Aggregate gross proceeds of common stock	916,858
Notes conversion description
The February 2017 Offering Warrants have a five-year term. Investors received the February 2017 Offering Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a February 2017 Offering Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) investors purchasing at least $100,000 but less than $150,000 of the February 2017 Offering received a February 2017 Offering Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) investors purchasing less than $100,000 of the Offering received to a February 2017 Offering Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering. The Warrants entitle the holder to purchase shares of the Company’s common stock at $0.20 per share (the “Exercise Price”).

Subscription Arrangement [Member] | Private Placement Offering [Member]
Note Payable [Textual]
Promissory note	$ 1,000,000
Maturity date	Sep. 01, 2017
Interest rate	6.00%
Warrant exercisable price per share						$ 0.20
Aggregate principal amount	$ 975,511
Aggregate gross proceeds of common stock	$ 916,858
Notes conversion description						The February 2017 Offering Notes are convertible into shares of the Company's common stock at the time of Company's next round of financing (the "Subsequent Offering") at a price equal to eighty-five percent (85%) of the price per share offered in the Subsequent Offering (the "Conversion Price"). The February 2017 Offering Warrants have a five-year term. Investors received the February 2017 Offering Warrants in the following amounts: (i) Investors purchasing $150,000 or more of the Offering received a February 2017 Offering Warrant equal to one hundred thirty percent (130%) of the dollar amount invested in the Offering; (ii) investors purchasing at least $100,000 but less than $150,000 of the February 2017 Offering received a February 2017 Offering Warrant equal to one hundred percent (100%) of the dollar amount invested in the Offering; and (iii) investors purchasing less than $100,000 of the Offering received to a February 2017 Offering Warrant equal to seventy percent (70%) of the dollar amount invested in the Offering.